Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Pay vs Performance Disclosure
Net Income (Loss)	RM 879,442	$ 216,823	RM 4,784,686	RM 8,287,076